Trade and other payables - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Share repurchase outstanding amount		$ 29
Unavoidable contractual cost of shares to be repurchased		20
Performance fee		11
Special allocation of expense		18
Guarantees of loans made to equity accounted investments	$ 50	50
Guarantees of loans made to equity accounted investments gross	0	0
Top of range [member]
Statement [Line Items]
Guarantees of loans made to equity accounted investments	$ 21	21
Current accruals [member]
Statement [Line Items]
Share repurchase outstanding amount		$ 2